Share capital - Assumptions used for fair value of warrants (Details) - $ / shares	Jun. 02, 2025	Feb. 24, 2025
Share capital
Share price	$ 1.5	$ 0.75
Expected volatility	160.46%	156.08%
Risk-free interest rate	2.62%	2.62%
Expected average life	3 years	3 years
Exercise price	$ 1.82	$ 1.1